Portfolio of Investments
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 12.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2018-4 Class F
10/13/2025	6.940%	500,000	528,244
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class D
3-month USD LIBOR + 6.550% 10/15/2029	6.791%	500,000	483,408
ARES XLIV CLO Ltd.(a),(b),(c),(d)
Series 2017-44A Class DR
3-month USD LIBOR + 6.870% Floor 6.870% 04/15/2034	7.100%	500,000	492,500
Atrium XIII(a),(b)
Series 2013A Class B
3-month USD LIBOR + 1.500% 11/21/2030	1.718%	1,300,000	1,290,856
Ballyrock CLO Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.600% 04/20/2031	1.824%	500,000	500,028
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2015-4A Class A2R
3-month USD LIBOR + 1.800% 07/20/2032	2.024%	600,000	600,107
Conn’s Receivables Funding LLC(a)
Series 2019-A Class A
10/16/2023	3.400%	40,521	40,624
Consumer Loan Underlying Bond Credit Trust(a)
Subordinated Series 2018-P1 Class C
07/15/2025	5.210%	500,000	509,474
Credit Suisse ABS Trust(a)
Series 2018-LD1 Class C
07/25/2024	5.170%	153,169	154,206
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class BR
3-month USD LIBOR + 1.300% Floor 1.300% 04/15/2031	1.541%	335,000	332,690
Freed ABS Trust(a)
Subordinated Series 2021-1CP Class B
03/20/2028	1.410%	925,000	925,648
FREED ABS Trust(a)
Series 2019-1 Class C
06/18/2026	5.390%	600,000	618,712
Subordinated Series 2019-2 Class C
11/18/2026	4.860%	1,000,000	1,030,432
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LendingClub Receivables Trust(a)
Series 2019-1 Class A
07/17/2045	4.000%	297,898	304,731
Series 2019-11 Class A
12/15/2045	3.750%	156,410	158,533
Series 2019-3 Class A
10/15/2025	3.750%	469,552	477,886
Series 2019-7 Class A
01/15/2027	3.750%	465,090	471,161
Series 2019-8 Class A
12/15/2045	3.750%	200,134	202,344
Series 2020-1 Class A
01/16/2046	3.500%	522,689	529,370
Series 2020-2 Class A
02/15/2046	3.600%	311,429	314,908
Madison Park Funding XXII Ltd.(a),(b)
Series 2016-22A Class DR
3-month USD LIBOR + 3.500% Floor 3.500% 01/15/2033	3.741%	400,000	401,372
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	1.974%	600,000	600,058
OZLM XXI(a),(b)
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	1.674%	800,000	796,693
Pagaya AI Debt Selection Trust(a),(c)
Series 2019-1 Class A
06/15/2026	3.690%	339,161	342,552
Pagaya AI Debt Selection Trust(a)
Series 2019-3 Class A
11/16/2026	3.821%	491,052	498,437
Series 2021-1 Class A
11/15/2027	1.180%	390,000	389,999
Series 2021-1 Class B
11/15/2027	2.130%	700,000	698,335
Subordinated Series 2020-3 Class C
05/17/2027	6.430%	1,200,000	1,202,791
Subordinated Series 2021-1 Class C
11/15/2027	4.090%	500,000	497,766
Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upstart Securitization Trust(a)
Series 2021-1 Class B
03/20/2031	1.890%	750,000	746,238
Total Asset-Backed Securities — Non-Agency (Cost $16,086,250)			16,140,103

Commercial Mortgage-Backed Securities - Non-Agency 4.3%

BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	3.056%	550,000	474,875
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	2.646%	250,000	243,745
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	2.506%	300,000	264,025
CLNY Trust(a),(b)
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	2.827%	200,000	191,507
Series 2019-IKPR Class F
1-month USD LIBOR + 3.417% Floor 3.417% 11/15/2038	3.523%	650,000	586,672
COMM Mortgage Trust(a),(e)
Series 2020-CBM Class F
02/10/2037	3.633%	150,000	138,963
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	300,000	285,010
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	500,000	413,100
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	400,000	290,503
CSMC Trust(a),(e)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.283%	600,000	504,236
Morgan Stanley Capital I Trust(a),(e)
Series 2019-MEAD Class E
11/10/2036	3.177%	600,000	510,071
Progress Residential Trust(a)
Subordinated Series 2019-SFR2 Class F
05/17/2036	4.837%	630,000	625,962
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-SFR2 Class F
06/18/2037	6.152%	500,000	529,761
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% Floor 3.200% 02/15/2032	3.006%	450,000	434,666
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $5,714,755)			5,493,096

Common Stocks —%
Issuer	Shares	Value ($)
Energy —%
Energy Equipment & Services —%
Fieldwood Energy LLC(c),(f)	8,596	0
Total Energy		0
Financials —%
Diversified Financial Services —%
Fairlane Management Corp.(c),(f),(g)	2,000	—
Total Financials		—
Total Common Stocks (Cost $200,545)		0

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	49,000	47,104
Total Convertible Bonds (Cost $46,074)			47,104

Corporate Bonds & Notes 33.9%

Aerospace & Defense 0.3%
Bombardier, Inc.(a)
10/15/2022	6.000%	37,000	36,991
12/01/2024	7.500%	38,000	37,975
04/15/2027	7.875%	62,000	60,756
TransDigm, Inc.
05/15/2025	6.500%	36,000	36,784
06/15/2026	6.375%	17,000	17,590
03/15/2027	7.500%	73,000	78,271

2	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(a)
12/15/2025	8.000%	110,000	119,803
03/15/2026	6.250%	28,000	29,684
Total			417,854
Airlines 0.2%
American Airlines, Inc.(a)
07/15/2025	11.750%	41,000	50,697
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	130,000	135,222
04/20/2029	5.750%	10,730	11,414
Delta Air Lines, Inc.
01/15/2026	7.375%	21,000	24,738
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	42,595	45,148
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	44,000	48,232
Total			315,451
Automotive 0.9%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	55,000	56,373
04/01/2027	6.500%	8,000	8,325
Clarios Global LP(a)
05/15/2025	6.750%	36,000	38,453
Ford Motor Co.
04/21/2023	8.500%	43,000	47,946
04/22/2025	9.000%	30,000	36,317
04/22/2030	9.625%	9,000	12,574
Ford Motor Credit Co. LLC
03/18/2024	5.584%	49,000	52,913
09/08/2024	3.664%	47,000	48,411
11/01/2024	4.063%	23,000	24,119
06/16/2025	5.125%	113,000	121,996
11/13/2025	3.375%	63,000	63,931
08/17/2027	4.125%	116,000	119,572
02/16/2028	2.900%	34,000	32,655
11/13/2030	4.000%	30,000	29,762
IAA Spinco, Inc.(a)
06/15/2027	5.500%	89,000	93,300
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	152,000	154,690
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	25,000	26,548
05/15/2027	8.500%	67,000	72,126
Real Hero Merger Sub 2, Inc.(a)
02/01/2029	6.250%	20,000	20,624
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenneco, Inc.(a)
01/15/2029	7.875%	63,000	70,689
Total			1,131,324
Brokerage/Asset Managers/Exchanges 0.1%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	11,000	12,310
AG Issuer LLC(a)
03/01/2028	6.250%	28,000	29,271
NFP Corp.(a)
05/15/2025	7.000%	26,000	27,880
08/15/2028	6.875%	120,000	124,495
Total			193,956
Building Materials 0.5%
American Builders & Contractors Supply Co., Inc.(a)
05/15/2026	5.875%	94,000	97,060
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	98,000	100,024
11/15/2026	4.500%	70,000	72,284
Core & Main LP(a)
08/15/2025	6.125%	116,000	119,016
CP Atlas Buyer Inc.(a)
12/01/2028	7.000%	70,000	73,420
Interface, Inc.(a)
12/01/2028	5.500%	21,000	21,712
James Hardie International Finance DAC(a)
01/15/2028	5.000%	66,000	70,096
White Cap Buyer LLC(a)
10/15/2028	6.875%	51,000	54,217
Total			607,829
Cable and Satellite 1.7%
Cable One, Inc.(a)
11/15/2030	4.000%	53,000	52,409
CCO Holdings LLC/Capital Corp.(a)
02/15/2026	5.750%	20,000	20,657
06/01/2029	5.375%	94,000	101,094
03/01/2030	4.750%	91,000	94,330
08/15/2030	4.500%	92,000	93,744
02/01/2031	4.250%	47,000	47,094
05/01/2032	4.500%	46,000	46,575
Charter Communications Operating LLC/Capital
03/01/2050	4.800%	565,000	608,321
Comcast Corp.
01/15/2051	2.800%	90,000	82,511
CSC Holdings LLC
06/01/2024	5.250%	25,000	26,947

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(a)
01/15/2030	5.750%	117,000	123,237
12/01/2030	4.125%	40,000	39,665
12/01/2030	4.625%	189,000	185,928
02/15/2031	3.375%	32,000	30,134
DISH DBS Corp.
07/15/2022	5.875%	20,000	20,883
07/01/2026	7.750%	16,000	17,664
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	84,000	84,781
09/15/2028	6.500%	103,000	108,754
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	26,000	26,764
07/01/2030	4.125%	70,000	70,055
Virgin Media Finance PLC(a)
07/15/2030	5.000%	126,000	126,443
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%	32,000	33,205
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	184,000	187,795
Total			2,228,990
Chemicals 0.7%
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	88,000	85,809
Element Solutions, Inc.(a)
09/01/2028	3.875%	70,000	68,932
HB Fuller Co.
10/15/2028	4.250%	52,000	52,817
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	13,000	14,600
INEOS Group Holdings SA(a)
08/01/2024	5.625%	117,000	118,480
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	22,000	21,977
Ingevity Corp.(a)
11/01/2028	3.875%	135,000	130,941
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	100,000	108,089
Iris Holdings, Inc.(a),(h)
02/15/2026	8.750%	29,000	29,443
PQ Corp.(a)
12/15/2025	5.750%	117,000	120,099
SPCM SA(a)
09/15/2025	4.875%	67,000	68,870
WR Grace & Co.(a)
06/15/2027	4.875%	70,000	72,408
Total			892,465
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.2%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	103,000	100,059
Herc Holdings, Inc.(a)
07/15/2027	5.500%	78,000	82,971
NESCO Holdings II, Inc.(a),(d)
04/15/2029	5.500%	36,000	36,911
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	28,000	28,805
Total			248,746
Consumer Cyclical Services 0.5%
APX Group, Inc.
11/01/2024	8.500%	144,000	150,311
Arches Buyer, Inc.(a)
12/01/2028	6.125%	25,000	25,749
ASGN, Inc.(a)
05/15/2028	4.625%	120,000	123,666
Frontdoor, Inc.(a)
08/15/2026	6.750%	105,000	111,625
Match Group, Inc.(a)
06/01/2028	4.625%	23,000	23,488
Staples, Inc.(a)
04/15/2026	7.500%	96,000	101,495
04/15/2027	10.750%	19,000	18,766
Uber Technologies, Inc.(a)
05/15/2025	7.500%	112,000	120,796
Total			675,896
Consumer Products 0.2%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	88,000	94,320
Mattel, Inc.(a)
04/01/2026	3.375%	12,000	12,282
Mattel, Inc.
11/01/2041	5.450%	45,000	49,481
Prestige Brands, Inc.(a)
04/01/2031	3.750%	26,000	24,853
Spectrum Brands, Inc.
07/15/2025	5.750%	59,000	60,887
Spectrum Brands, Inc.(a)
03/15/2031	3.875%	24,000	23,484
Total			265,307

4	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.5%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	54,000	55,844
06/30/2028	4.125%	12,000	12,150
CFX Escrow Corp.(a)
02/15/2026	6.375%	53,000	56,488
Resideo Funding, Inc.(a)
11/01/2026	6.125%	121,000	127,672
TriMas Corp.(a)
10/15/2025	4.875%	38,000	38,945
Vertical Holdco GmbH(a)
07/15/2028	7.625%	77,000	82,773
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	37,000	38,743
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	95,000	103,874
06/15/2028	7.250%	76,000	84,851
Total			601,340
Electric 2.1%
AEP Texas, Inc.
01/15/2050	3.450%	435,000	426,209
Calpine Corp.(a)
06/01/2026	5.250%	35,000	36,050
02/15/2028	4.500%	48,000	48,415
Clearway Energy Operating LLC
09/15/2026	5.000%	59,000	60,939
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	136,000	141,508
02/15/2031	3.750%	151,000	145,151
Emera US Finance LP
06/15/2046	4.750%	365,000	408,661
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	24,000	25,260
09/15/2027	4.500%	240,000	259,432
NRG Energy, Inc.(a)
06/15/2029	5.250%	45,000	48,227
02/15/2031	3.625%	136,000	132,641
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	41,000	41,613
PG&E Corp.
07/01/2028	5.000%	35,000	36,988
Southern Co. (The)
07/01/2046	4.400%	572,000	638,042
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	69,000	74,545
01/15/2030	4.750%	89,000	92,369
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Operations Co. LLC(a)
07/31/2027	5.000%	91,000	93,842
Total			2,709,892
Environmental 0.3%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	135,000	138,945
08/01/2025	3.750%	29,000	29,431
05/01/2027	8.500%	45,000	49,601
08/01/2028	4.000%	49,000	47,476
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	107,000	109,449
Total			374,902
Finance Companies 1.0%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	420,000	480,631
Global Aircraft Leasing Co., Ltd.(a),(h)
09/15/2024	6.500%	41,120	39,355
Navient Corp.
07/26/2021	6.625%	43,000	43,814
06/15/2022	6.500%	116,000	121,855
03/15/2028	4.875%	40,000	39,155
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	186,000	186,395
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	107,000	103,466
03/01/2031	3.875%	24,000	23,153
SLM Corp.
10/29/2025	4.200%	25,000	26,245
Springleaf Finance Corp.
05/15/2022	6.125%	46,000	48,157
03/15/2024	6.125%	137,000	147,997
Total			1,260,223
Food and Beverage 2.4%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	587,000	697,634
Bacardi Ltd.(a)
05/15/2048	5.300%	670,000	823,181
Conagra Brands, Inc.
11/01/2048	5.400%	130,000	166,476
Cott Holdings, Inc.(a)
04/01/2025	5.500%	17,000	17,484
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	163,000	168,334
JBS USA LUX SA/USA Finance, Inc.(a)
02/15/2028	6.750%	80,000	88,006

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kraft Heinz Foods Co.
06/01/2046	4.375%	466,000	488,245
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	36,000	38,832
Performance Food Group, Inc.(a)
05/01/2025	6.875%	23,000	24,520
Pilgrim’s Pride Corp.(a)
03/15/2025	5.750%	108,000	110,311
Pilgrim’s Pride Corp.(a),(d)
04/15/2031	4.250%	127,000	126,577
Post Holdings, Inc.(a)
03/01/2027	5.750%	57,000	59,949
01/15/2028	5.625%	33,000	34,826
04/15/2030	4.625%	58,000	58,146
09/15/2031	4.500%	82,000	81,299
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	32,000	32,255
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	23,000	23,448
US Foods, Inc.(a)
04/15/2025	6.250%	6,000	6,432
02/15/2029	4.750%	27,000	27,080
Total			3,073,035
Gaming 0.8%
Boyd Gaming Corp.
08/15/2026	6.000%	58,000	60,342
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	129,000	129,554
CCM Merger, Inc.(a)
05/01/2026	6.375%	89,000	94,040
Colt Merger Sub, Inc.(a)
07/01/2025	6.250%	28,000	29,858
07/01/2027	8.125%	129,000	141,950
International Game Technology PLC(a)
02/15/2025	6.500%	86,000	94,402
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	1,000	1,075
Playtika Holding Corp.(a)
03/15/2029	4.250%	57,000	56,158
Scientific Games International, Inc.(a)
10/15/2025	5.000%	28,000	28,991
03/15/2026	8.250%	121,000	130,110
05/15/2028	7.000%	45,000	48,117
11/15/2029	7.250%	44,000	47,639
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	52,000	54,414
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VICI Properties LP/Note Co., Inc.(a)
02/15/2025	3.500%	13,000	13,241
12/01/2026	4.250%	61,000	62,447
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	47,000	49,630
Total			1,041,968
Health Care 2.5%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	19,000	20,039
04/15/2029	5.000%	46,000	47,713
Avantor Funding, Inc.(a)
07/15/2028	4.625%	45,000	47,060
Becton Dickinson and Co.
02/11/2031	1.957%	490,000	464,828
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	27,000	27,977
03/15/2029	3.750%	21,000	21,094
03/15/2031	4.000%	17,000	17,310
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	110,000	116,467
03/15/2026	8.000%	75,000	81,040
04/15/2029	6.875%	48,000	50,106
02/15/2031	4.750%	39,000	38,075
Cigna Corp.
12/15/2048	4.900%	235,000	287,932
CVS Health Corp.
03/25/2048	5.050%	420,000	515,565
Encompass Health Corp.
02/01/2028	4.500%	62,000	63,461
HCA, Inc.
02/01/2025	5.375%	34,000	37,933
09/01/2028	5.625%	165,000	189,696
09/01/2030	3.500%	5,000	5,039
Hologic, Inc.(a)
02/01/2028	4.625%	75,000	78,785
IQVIA, Inc.(a)
10/15/2026	5.000%	25,000	25,953
05/15/2027	5.000%	95,000	100,337
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	40,000	43,010
02/01/2028	7.250%	15,000	16,462
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	136,000	140,739
Select Medical Corp.(a)
08/15/2026	6.250%	181,000	192,405
Surgery Center Holdings, Inc.(a)
04/15/2027	10.000%	83,000	91,679

6	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Syneos Health, Inc.(a)
01/15/2029	3.625%	43,000	41,820
Teleflex, Inc.
11/15/2027	4.625%	53,000	56,348
Teleflex, Inc.(a)
06/01/2028	4.250%	28,000	28,986
Tenet Healthcare Corp.
07/15/2024	4.625%	26,000	26,540
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	23,000	24,285
11/01/2027	5.125%	162,000	169,445
10/01/2028	6.125%	115,000	119,810
US Acute Care Solutions LLC(a)
03/01/2026	6.375%	31,000	32,153
Total			3,220,092
Healthcare Insurance 0.1%
Centene Corp.
10/15/2030	3.000%	81,000	80,820
03/01/2031	2.500%	34,000	32,448
Total			113,268
Home Construction 0.2%
Meritage Homes Corp.
06/06/2027	5.125%	44,000	48,435
Meritage Homes Corp.(a),(d)
04/15/2029	3.875%	30,000	30,000
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	47,000	47,831
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	52,000	57,263
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	35,000	38,675
Total			222,204
Independent Energy 2.0%
Apache Corp.
11/15/2027	4.875%	34,000	34,831
10/15/2028	4.375%	46,000	45,765
01/15/2030	4.250%	41,000	40,020
09/01/2040	5.100%	24,000	23,544
02/01/2042	5.250%	25,000	24,877
04/15/2043	4.750%	70,000	64,929
Callon Petroleum Co.
07/01/2026	6.375%	185,000	146,192
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	26,000	23,121
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CNX Resources Corp.(a)
03/14/2027	7.250%	45,000	48,321
01/15/2029	6.000%	33,000	34,282
Comstock Resources, Inc.
08/15/2026	9.750%	26,000	28,284
08/15/2026	9.750%	23,000	24,953
Comstock Resources, Inc.(a)
03/01/2029	6.750%	29,000	30,213
Continental Resources, Inc.(a)
01/15/2031	5.750%	22,000	24,771
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	24,000	24,512
Double Eagle III Midco 1 LLC/Finance Corp.(a)
12/15/2025	7.750%	168,000	178,951
Encana Corp.
08/15/2034	6.500%	5,000	6,031
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	39,000	41,185
EQT Corp.(i)
02/01/2030	8.750%	118,000	150,463
Hilcorp Energy I LP/Finance Co.(a)
02/01/2029	5.750%	72,000	72,589
02/01/2031	6.000%	46,000	46,661
Indigo Natural Resources LLC(a)
02/01/2029	5.375%	26,000	25,611
Matador Resources Co.
09/15/2026	5.875%	129,000	125,678
MEG Energy Corp.(a)
02/01/2029	5.875%	19,000	19,042
Newfield Exploration Co.
01/01/2026	5.375%	45,000	49,585
Occidental Petroleum Corp.
02/15/2023	2.700%	24,000	23,951
08/15/2024	2.900%	99,000	97,774
04/15/2026	3.400%	139,000	135,248
08/15/2029	3.500%	75,000	70,229
09/01/2030	6.625%	117,000	131,533
01/01/2031	6.125%	110,000	121,281
09/15/2036	6.450%	191,000	210,434
07/15/2044	4.500%	39,000	33,201
06/15/2045	4.625%	11,000	9,600
03/15/2046	6.600%	24,000	25,533
04/15/2046	4.400%	215,000	183,997
Ovintiv, Inc.
11/01/2031	7.200%	10,000	12,474
SM Energy Co.
09/15/2026	6.750%	27,000	24,928
01/15/2027	6.625%	142,000	130,530
Total			2,545,124

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.2%
Cenovus Energy, Inc.
07/15/2025	5.375%	53,000	59,642
04/15/2027	4.250%	11,000	11,896
11/15/2039	6.750%	28,000	34,944
Chevron USA, Inc.
11/15/2043	5.250%	125,000	162,799
Total			269,281
Leisure 0.8%
Carnival Corp.(a)
03/01/2026	7.625%	114,000	122,552
03/01/2027	5.750%	95,000	97,526
08/01/2027	9.875%	44,000	51,406
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	61,000	61,539
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	23,000	24,216
10/01/2028	6.500%	46,000	49,274
Cinemark USA, Inc.
06/01/2023	4.875%	191,000	189,895
Cinemark USA, Inc.(a)
03/15/2026	5.875%	68,000	69,669
NCL Corp Ltd.(a)
03/15/2026	5.875%	49,000	49,484
Royal Caribbean Cruises Ltd.
11/15/2022	5.250%	21,000	21,657
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	67,000	73,790
04/01/2028	5.500%	55,000	55,282
Silversea Cruise Finance Ltd.(a)
02/01/2025	7.250%	83,000	85,885
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	75,000	75,826
Viking Cruises Ltd.(a)
02/15/2029	7.000%	14,000	14,421
Viking Ocean Cruises Ship VII Ltd.(a)
02/15/2029	5.625%	12,000	12,134
Total			1,054,556
Life Insurance 2.1%
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	389,000	466,561
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
10/15/2070	3.729%	350,000	342,222
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	1,230,000	1,344,048
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	340,000	415,756
Voya Financial, Inc.
06/15/2046	4.800%	170,000	200,922
Total			2,769,509
Lodging 0.0%
Marriott Ownership Resorts, Inc.
01/15/2028	4.750%	11,000	11,104
Media and Entertainment 0.9%
Clear Channel International BV(a)
08/01/2025	6.625%	68,000	71,067
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	48,000	47,570
Clear Channel Worldwide Holdings, Inc.
02/15/2024	9.250%	29,000	30,236
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	39,000	28,084
08/15/2027	6.625%	25,000	13,326
Discovery Communications LLC
05/15/2049	5.300%	37,000	44,273
iHeartCommunications, Inc.
05/01/2026	6.375%	19,000	20,167
05/01/2027	8.375%	91,130	97,744
iHeartCommunications, Inc.(a)
01/15/2028	4.750%	116,000	117,076
Lamar Media Corp.
01/15/2029	4.875%	80,000	83,676
Netflix, Inc.
04/15/2028	4.875%	54,000	61,089
11/15/2028	5.875%	77,000	93,168
05/15/2029	6.375%	17,000	21,161
Netflix, Inc.(a)
11/15/2029	5.375%	53,000	62,642
06/15/2030	4.875%	43,000	49,481
Nexstar Broadcasting, Inc.(a)
11/01/2028	4.750%	49,000	49,530
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	67,000	70,476
Outfront Media Capital LLC/Corp.(a)
01/15/2029	4.250%	24,000	23,113
03/15/2030	4.625%	125,000	120,439
Total			1,104,318

8	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.7%
Alcoa Nederland Holding BV(a)
09/30/2026	7.000%	45,000	47,485
03/31/2029	4.125%	28,000	28,255
Commercial Metals Co.
02/15/2031	3.875%	7,000	6,869
Constellium SE(a)
06/15/2028	5.625%	107,000	112,856
04/15/2029	3.750%	55,000	52,537
Freeport-McMoRan, Inc.
03/15/2043	5.450%	108,000	129,750
Hudbay Minerals, Inc.(a)
04/01/2029	6.125%	308,000	328,180
Novelis Corp.(a)
09/30/2026	5.875%	211,000	220,789
Total			926,721
Midstream 2.5%
Cheniere Energy Partners LP
10/01/2026	5.625%	36,000	37,666
10/01/2029	4.500%	107,000	111,057
Cheniere Energy Partners LP(a)
03/01/2031	4.000%	33,000	33,638
Cheniere Energy, Inc.(a)
10/15/2028	4.625%	118,000	122,976
DCP Midstream Operating LP
04/01/2044	5.600%	93,000	93,004
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	50,000	49,969
Enterprise Products Operating LLC
01/31/2060	3.950%	285,000	285,410
EQM Midstream Partners LP(a)
07/01/2027	6.500%	35,000	38,043
01/15/2029	4.500%	73,000	71,167
01/15/2031	4.750%	71,000	68,896
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	200,000	191,586
Genesis Energy LP/Finance Corp.
10/01/2025	6.500%	11,000	10,794
02/01/2028	7.750%	24,000	23,999
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	59,000	59,693
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	270,000	303,947
NuStar Logistics LP
10/01/2025	5.750%	136,000	145,649
06/01/2026	6.000%	23,000	24,820
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	451,000	432,024
Rockies Express Pipeline LLC(a)
05/15/2025	3.600%	40,000	40,056
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	157,000	158,792
Sunoco LP/Finance Corp.
02/15/2026	5.500%	120,000	123,640
Superior Plus LP/General Partner, Inc.(a)
03/15/2029	4.500%	33,000	33,325
Targa Resources Partners LP/Finance Corp.
01/15/2028	5.000%	28,000	29,138
03/01/2030	5.500%	77,000	80,837
Targa Resources Partners LP/Finance Corp.(a)
02/01/2031	4.875%	94,000	95,239
01/15/2032	4.000%	34,000	32,081
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	94,000	94,364
Western Gas Partners LP
08/15/2048	5.500%	241,000	235,483
Williams Companies, Inc. (The)
09/15/2045	5.100%	186,000	214,253
Total			3,241,546
Natural Gas 0.6%
NiSource, Inc.
05/15/2047	4.375%	680,000	764,657
Oil Field Services 0.2%
Apergy Corp.
05/01/2026	6.375%	84,000	87,967
Nabors Industries Ltd.(a)
01/15/2028	7.500%	22,000	18,071
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	208,463	195,166
Total			301,204
Other Industry 0.1%
Dycom Industries, Inc.(a),(d)
04/15/2029	4.500%	41,000	41,097
Hillenbrand, Inc.
06/15/2025	5.750%	20,000	21,378
03/01/2031	3.750%	33,000	32,323
Total			94,798
Other REIT 0.1%
Ladder Capital Finance Holdings LLLP/Corp.(a)
03/15/2022	5.250%	80,000	80,581
10/01/2025	5.250%	60,000	60,385

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%	24,000	24,115
Total			165,081
Packaging 0.5%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	111,000	111,021
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	28,000	28,746
08/15/2027	5.250%	148,000	151,104
Berry Global, Inc.
07/15/2023	5.125%	34,000	34,341
BWAY Holding Co.(a)
04/15/2024	5.500%	72,000	72,970
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	60,000	60,967
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	45,000	47,149
Novolex(a)
01/15/2025	6.875%	29,000	29,439
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	29,000	30,480
08/15/2027	8.500%	61,000	66,182
Total			632,399
Pharmaceuticals 1.2%
AbbVie, Inc.
11/21/2049	4.250%	330,000	373,548
Amgen, Inc.
02/21/2050	3.375%	265,000	263,707
Bausch Health Companies, Inc.(a)
04/01/2026	9.250%	147,000	162,692
01/31/2027	8.500%	103,000	114,081
02/15/2029	5.000%	43,000	42,741
01/30/2030	5.250%	50,000	50,214
02/15/2031	5.250%	65,000	64,733
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	14,000	14,672
02/15/2029	3.125%	16,000	15,376
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%	17,000	18,468
06/30/2028	6.000%	26,000	21,350
Endo Luxembourg Finance Co I Sarl/US, Inc.(a)
04/01/2029	6.125%	50,000	50,728
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%	67,000	69,766
06/15/2028	5.000%	131,000	136,359
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	112,000	119,042
Total			1,517,477
Property & Casualty 0.3%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	114,000	121,422
AssuredPartners, Inc.(a)
01/15/2029	5.625%	70,000	71,231
HUB International Ltd.(a)
05/01/2026	7.000%	47,000	48,801
MGIC Investment Corp.
08/15/2028	5.250%	16,000	16,659
Radian Group, Inc.
03/15/2025	6.625%	30,000	33,649
03/15/2027	4.875%	38,000	40,008
USI, Inc.(a)
05/01/2025	6.875%	39,000	39,654
Total			371,424
Restaurants 0.4%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	28,000	29,748
01/15/2028	3.875%	39,000	39,448
IRB Holding Corp.(a)
06/15/2025	7.000%	193,000	208,061
02/15/2026	6.750%	199,000	205,899
Yum! Brands, Inc.(a)
04/01/2025	7.750%	25,000	27,348
Total			510,504
Retailers 0.5%
Hanesbrands, Inc.(a)
05/15/2025	5.375%	36,000	38,061
L Brands, Inc.(a)
10/01/2030	6.625%	35,000	39,950
L Brands, Inc.
11/01/2035	6.875%	74,000	87,882
Lowe’s Companies, Inc.
05/03/2047	4.050%	305,000	334,661
Macy’s Retail Holdings LLC(a)
04/01/2029	5.875%	21,000	21,564
Penske Automotive Group, Inc.
09/01/2025	3.500%	29,000	29,626
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	24,000	24,546
02/15/2029	7.750%	14,000	15,135
Total			591,425

10	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2028	5.875%	92,000	98,085
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	29,000	28,890
SEG Holding LLC/Finance Corp.(a)
10/15/2028	5.625%	30,000	31,457
Total			158,432
Technology 2.5%
Ascend Learning LLC(a)
08/01/2025	6.875%	92,000	94,521
08/01/2025	6.875%	78,000	79,974
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	19,000	20,229
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	25,000	24,552
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	27,000	29,023
03/01/2026	9.125%	16,000	17,030
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	412,000	447,010
Broadcom, Inc.
11/15/2030	4.150%	175,000	188,820
Broadcom, Inc.(a)
04/15/2034	3.469%	458,000	452,058
Camelot Finance SA(a)
11/01/2026	4.500%	54,000	55,844
CDK Global, Inc.
06/01/2027	4.875%	57,000	59,675
CommScope Technologies LLC(a)
06/15/2025	6.000%	77,000	78,559
Gartner, Inc.(a)
10/01/2030	3.750%	97,000	96,068
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	115,000	120,381
NCR Corp.(a)
10/01/2028	5.000%	81,000	81,824
10/01/2030	5.250%	34,000	34,435
NCR Corp.(a),(d)
04/15/2029	5.125%	85,000	85,804
Plantronics, Inc.(a)
05/31/2023	5.500%	183,000	184,031
03/01/2029	4.750%	107,000	105,084
PTC, Inc.(a)
02/15/2028	4.000%	63,000	65,123
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
QualityTech LP/QTS Finance Corp.(a)
10/01/2028	3.875%	160,000	159,236
Sabre GLBL, Inc.(a)
09/01/2025	7.375%	8,000	8,730
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	102,000	106,107
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	50,000	51,598
Switch Ltd.(a)
09/15/2028	3.750%	33,000	32,475
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	43,000	45,504
06/01/2025	6.750%	79,000	80,714
Tencent Holdings Ltd.(a)
06/03/2050	3.240%	200,000	184,427
Verscend Escrow Corp.(a)
08/15/2026	9.750%	151,000	161,878
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	64,000	62,709
Total			3,213,423
Transportation Services 0.2%
Adani Ports & Special Economic Zone Ltd.(a)
07/03/2029	4.375%	200,000	209,596
Wireless 0.8%
Altice France Holding SA(a)
02/15/2028	6.000%	71,000	70,027
Altice France SA(a)
05/01/2026	7.375%	31,000	32,245
02/01/2027	8.125%	43,000	47,120
SBA Communications Corp.
02/15/2027	3.875%	69,000	70,513
SBA Communications Corp.(a)
02/01/2029	3.125%	39,000	37,484
Sprint Capital Corp.
11/15/2028	6.875%	94,000	118,476
Sprint Corp.
06/15/2024	7.125%	26,000	30,022
T-Mobile USA, Inc.
02/15/2029	2.625%	78,000	75,709
02/15/2031	2.875%	43,000	41,567
04/15/2031	3.500%	54,000	54,293
T-Mobile USA, Inc.(a)
04/15/2030	3.875%	390,000	423,189
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	55,000	53,438
Total			1,054,083

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 2.0%
AT&T, Inc.(a)
09/15/2055	3.550%	750,000	686,419
12/01/2057	3.800%	224,000	213,426
CenturyLink, Inc.
12/01/2023	6.750%	77,000	84,988
04/01/2024	7.500%	102,000	114,289
04/01/2025	5.625%	102,000	110,015
CenturyLink, Inc.(a)
12/15/2026	5.125%	109,000	114,770
02/15/2027	4.000%	44,000	44,932
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	73,000	71,791
03/01/2028	6.125%	46,000	47,265
Level 3 Financing, Inc.(a)
07/15/2029	3.750%	44,000	43,011
Network i2i Ltd.(a),(i)
12/31/2049	5.650%	200,000	211,571
Northwest Fiber LLC/Finance Sub, Inc.(a)
02/15/2028	6.000%	25,000	24,967
Telecom Italia Capital SA
09/30/2034	6.000%	20,000	22,678
Verizon Communications, Inc.
08/10/2033	4.500%	242,000	281,927
03/22/2041	3.400%	26,000	26,409
03/22/2061	3.700%	540,000	534,244
Total			2,632,702
Total Corporate Bonds & Notes (Cost $41,529,268)			43,734,106

Foreign Government Obligations(j),(k) 7.4%

Angola 0.1%
Angolan Government International Bond(a)
11/26/2029	8.000%	200,000	188,018
Brazil 0.1%
Brazilian Government International Bond
06/12/2030	3.875%	202,000	196,028
Canada 0.2%
MEGlobal Canada ULC(a)
05/18/2025	5.000%	200,000	222,741
NOVA Chemicals Corp.(a)
08/01/2023	5.250%	79,000	79,610
Total			302,351
Foreign Government Obligations(j),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
China 0.5%
China Government Bond
06/04/2027	2.850%	CNY	2,110,000	316,016
05/21/2030	2.680%	CNY	2,100,000	306,182
Total				622,198
Colombia 0.6%
Colombia Government International Bond
04/15/2031	3.125%		500,000	489,100
05/15/2049	5.200%		273,000	300,325
Total				789,425
Dominican Republic 0.7%
Dominican Republic Bond(a)
02/05/2027	11.250%	DOP	10,000,000	200,306
Dominican Republic International Bond(a)
02/10/2023	14.500%	DOP	3,600,000	70,862
01/25/2027	5.950%		218,000	245,045
04/30/2044	7.450%		200,000	235,962
01/27/2045	6.850%		200,000	220,932
Total				973,107
Egypt 0.3%
Egypt Government International Bond(a)
04/11/2031	6.375%	EUR	100,000	120,202
01/31/2047	8.500%		250,000	248,635
Total				368,837
El Salvador 0.1%
El Salvador Government International Bond(a)
01/18/2027	6.375%		200,000	198,412
Ghana 0.1%
Ghana Government International Bond(a)
03/26/2051	8.950%		200,000	189,616
Guatemala 0.2%
Guatemala Government Bond(a)
06/01/2050	6.125%		200,000	231,247
Indonesia 0.7%
Indonesia Government International Bond
10/30/2049	3.700%		200,000	203,286
PT Indonesia Asahan Aluminium Persero(a)
11/15/2048	6.757%		200,000	248,111
PT Pertamina Persero(a)
05/30/2044	6.450%		200,000	248,718
PT Saka Energi Indonesia(a)
05/05/2024	4.450%		200,000	176,701
Total				876,816

12	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2021 (Unaudited)
Foreign Government Obligations(j),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ivory Coast 0.2%
Ivory Coast Government International Bond(a)
10/17/2031	5.875%	EUR	200,000	247,832
Kazakhstan 0.2%
KazMunayGas National Co. JSC(a)
04/19/2027	4.750%		200,000	228,167
Mexico 0.9%
Mexican Bonos
06/10/2021	6.500%	MXN	50,000	2,457
05/31/2029	8.500%	MXN	8,500,000	466,746
Mexico Government International Bond
04/16/2030	3.250%		200,000	202,006
Petroleos Mexicanos(a)
09/12/2024	7.190%	MXN	260,000	11,838
Petroleos Mexicanos
01/23/2026	4.500%		80,000	79,354
11/12/2026	7.470%	MXN	4,700,000	200,420
01/23/2030	6.840%		135,000	136,851
01/28/2031	5.950%		22,000	21,060
Total				1,120,732
Morocco 0.2%
OCP SA(a)
04/25/2024	5.625%		200,000	217,363
Netherlands 0.2%
Petrobras Global Finance BV
03/19/2049	6.900%		200,000	217,934
Paraguay 0.2%
Paraguay Government International Bond(a)
08/11/2044	6.100%		200,000	239,740
Qatar 0.2%
Qatar Government International Bond(a)
03/14/2049	4.817%		200,000	245,370
Romania 0.3%
Romanian Government International Bond(a)
04/03/2049	4.625%	EUR	300,000	433,812
Russian Federation 0.2%
Russian Foreign Bond - Eurobond(a)
03/28/2035	5.100%		200,000	230,824
Serbia 0.2%
Serbia International Bond(a)
09/28/2021	7.250%		250,000	257,811
Foreign Government Obligations(j),(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
South Africa 0.2%
Republic of South Africa Government International Bond
09/30/2029	4.850%	200,000	201,288
Turkey 0.3%
Turkey Government International Bond
02/17/2028	5.125%	400,000	361,468
Ukraine 0.2%
Ukraine Government International Bond(a)
09/25/2032	7.375%	220,000	221,293
United Arab Emirates 0.3%
DP World Crescent Ltd.(a)
07/18/2029	3.875%	200,000	209,766
DP World PLC(a)
09/25/2048	5.625%	200,000	235,015
Total			444,781
Total Foreign Government Obligations (Cost $9,467,206)			9,604,470

Residential Mortgage-Backed Securities - Agency 11.1%

Federal Home Loan Mortgage Corp.(l)
CMO Series 4120 Class AI
11/15/2039	3.500%	790,209	26,256
Federal Home Loan Mortgage Corp.(e),(l)
CMO Series 4620 Class AS
11/15/2042	2.009%	923,185	58,309
Federal National Mortgage Association
05/01/2041	4.000%	57,341	62,129
Federal National Mortgage Association(e),(l)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	2,010,897	2
Federal National Mortgage Association(l)
CMO Series 2012-133 Class EI
07/25/2031	3.500%	583,116	28,717
CMO Series 2012-139 Class IL
04/25/2040	3.500%	734,763	33,267
CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,113,367	152,178
CMO Series 2021-3 Class TI
02/25/2051	2.500%	1,989,489	370,982
Federal National Mortgage Association(b),(l)
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	6.041%	394,250	78,355

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	5.891%	753,907	164,591
CMO Series 2017-47 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2047	5.991%	561,006	134,855
CMO Series 2017-56 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	6.041%	1,125,423	236,360
CMO Series 2018-76 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	6.041%	503,670	120,264
Government National Mortgage Association(l)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	1,101,537	133,105
CMO Series 2021-9 Class MI
01/20/2051	2.500%	1,242,666	172,258
Government National Mortgage Association(b),(l)
CMO Series 2016-20 Class SQ
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 02/20/2046	5.989%	657,666	141,177
CMO Series 2017-129 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	6.089%	604,263	131,258
CMO Series 2017-133 Class SM
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2047	6.139%	680,408	148,938
CMO Series 2018-124 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	6.089%	1,334,788	256,056
CMO Series 2018-155 Class ES
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/20/2048	5.989%	944,099	165,116
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-168 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/20/2048	5.989%	797,933	147,937
CMO Series 2018-67 Class SP
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	6.089%	1,387,689	294,364
CMO Series 2019-152 Class BS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 12/20/2049	5.939%	1,645,784	253,641
CMO Series 2019-23 Class LS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.939%	526,235	105,802
CMO Series 2019-29 Class DS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	5.939%	1,301,499	229,351
CMO Series 2019-41 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	5.939%	1,032,316	203,540
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	6.039%	788,180	153,022
CMO Series 2019-59 Class JS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	6.039%	821,056	143,919
Government National Mortgage Association TBA(d)
04/21/2051	3.000%	2,000,000	2,083,164
Uniform Mortgage-Backed Security TBA(d)
04/19/2036	3.000%	1,000,000	1,055,391
04/14/2051	2.000%	5,000,000	4,985,254
04/14/2051	2.500%	2,000,000	2,050,898
Total Residential Mortgage-Backed Securities - Agency (Cost $14,196,126)			14,320,456

14	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 21.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banc of America Funding Trust(a),(c),(e)
CMO Series 2016-R1 Class M2
03/25/2040	3.500%	507,334	516,060
Bayview Opportunity Master Fund IVb Trust(a),(e)
CMO Series 2019-RN4 Class A1
10/28/2034	3.278%	31,959	31,969
Bayview Opportunity Master Fund Trust(a),(e)
CMO Series 2020-RN1 Class A1
02/28/2035	3.228%	163,141	163,070
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	1.409%	20,604	20,607
CMO Series 2019-2A Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 04/25/2029	1.559%	261,182	260,860
CMO Series 2020-3A Class M2
1-month USD LIBOR + 4.850% Floor 4.850% 10/25/2030	4.959%	550,000	564,193
CMO Series 2021-1A Class M1C
30-day Average SOFR + 2.950% Floor 2.950% 03/25/2031	2.967%	300,000	298,741
BVRT Financing Trust(a),(b),(c)
CMO Series 2021-CRT1 Class M4
1-month USD LIBOR + 3.500% Floor 3.500% 07/10/2032	3.606%	875,000	867,640
CMO Series 2021-CRT2 Class M1
1-month USD LIBOR + 1.750% 11/10/2032	2.395%	484,111	484,111
CMO Series 2021-CRT2 Class M2
1-month USD LIBOR + 2.250% 11/10/2032	2.395%	500,000	500,000
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.859%	500,000	497,581
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2020-R01 Class 1M2
1-month USD LIBOR + 2.050% Floor 2.050% 01/25/2040	2.159%	620,000	619,101
CTS Corp.(a)
CMO Series 2015-6R Class 3A2
02/27/2036	3.750%	399,343	392,313
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Trust(a),(b)
CMO Series 2020-HQA2 Class M2
1-month USD LIBOR + 3.100% 03/25/2050	3.209%	300,000	302,906
FMC GMSR Issuer Trust(a),(e)
CMO Series 2019-GT1 Class A
05/25/2024	5.070%	2,200,000	2,210,953
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2020-DNA4 Class B1
1-month USD LIBOR + 6.000% 08/25/2050	6.109%	700,000	735,173
Subordinated CMO Series 2020-DNA6 Class B1
30-day Average SOFR + 3.000% 12/25/2050	3.017%	600,000	590,459
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	4.017%	750,000	770,221
New Residential Mortgage LLC(a)
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	345,476	345,482
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	454,717	459,349
OMSR(a)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	342,631	344,254
OSAT Trust(a),(e)
CMO Series 2020-RPL1 Class A1
12/26/2059	3.072%	670,775	675,758
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.115%	423,840	405,569
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	2.865%	639,498	621,370
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	2.959%	2,350,000	2,347,191
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.759%	3,450,000	3,432,846
Preston Ridge Partners Mortgage(a),(e)
CMO Series 2021-2 Class A1
01/25/2026	2.239%	400,000	399,444

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage Trust(a),(e)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	993,615	993,037
Pretium Mortgage Credit Partners I LLC(a),(e)
CMO Series 2020-RPL1 Class A2
05/27/2060	6.170%	421,867	424,548
Pretium Mortgage Credit Partners I LLC(a),(c),(e),(g)
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	300,000	300,000
Stonnington Mortgage Trust(a),(c),(e)
CMO Series 2020-1 Class A
07/28/2024	5.500%	753,346	753,346
Triangle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1B
1-month USD LIBOR + 3.000% Floor 3.000% 08/25/2033	3.107%	1,000,000	989,780
CMO Series 2021-1 Class M1C
1-month USD LIBOR + 3.400% Floor 3.400% 08/25/2033	3.507%	400,000	395,828
Vericrest Opportunity Loan Transferee(a),(e)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	966,610	965,314
Vericrest Opportunity Loan Transferee XCIII LLC(a),(e)
CMO Series 2021-NPL2 Class A1
03/27/2051	1.893%	469,463	468,494
Vericrest Opportunity Loan Transferee XCIV LLC(a),(e)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	571,406	570,096
Vericrest Opportunity Loan Trust(a),(e)
CMO Series 2020-NPL5 Class A1A
03/25/2050	2.982%	222,733	223,575
CMO Series 2020-NPL6 Class A1B
04/25/2050	4.949%	550,000	550,196
Verus Securitization Trust(a),(e)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	400,000	411,122
CMO Series 2020-NPL1 Class A1
08/25/2050	3.598%	790,782	795,068
Subordinated CMO Series 2019-INV3 Class B1
11/25/2059	3.731%	300,000	303,194
Visio Trust(a),(e)
CMO Series 2019-2 Class B1
11/25/2054	3.910%	100,000	102,003
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	200,000	207,038
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $26,621,005)			27,309,860

Senior Loans 9.5%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.3%
American Airlines, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 1.750% 01/29/2027	1.859%	489,844	446,091
Automotive 0.4%
Clarios Global LP(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.250% 04/30/2026	3.359%	483,609	478,169
Building Materials 0.4%
CP Atlas Buyer, Inc./American Bath(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 11/23/2027	4.250%	500,000	496,330
Cable and Satellite 0.5%
Cogeco Communications II LP(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 01/03/2025	2.109%	48,612	48,050
Virgin Media Bristol LLC(b),(m),(n)
Tranche Q Term Loan
1-month USD LIBOR + 3.252% 01/31/2029	3.406%	600,000	598,428
Total			646,478
Chemicals 1.1%
ColourOz Investment 1 GmbH(b),(m)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	5.250%	67,881	66,184
ColourOz Investment 2 LLC(b),(m)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	5.250%	410,621	400,356

16	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ineos US Finance LLC(b),(m)
Term Loan
3-month USD LIBOR + 2.000% 04/01/2024	2.109%	492,367	486,433
Nouryon Finance BV/AkzoNobel(b),(m)
Term Loan
1-month USD LIBOR + 2.750% 10/01/2025	2.860%	477,327	469,671
Total			1,422,644
Consumer Cyclical Services 0.6%
8th Avenue Food & Provisions, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.500% 10/01/2025	3.611%	33,827	33,764
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	7.861%	63,566	62,824
Uber Technologies, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.500% 02/25/2027	3.609%	707,083	703,434
Total			800,022
Diversified Manufacturing 0.4%
Vertical Midco GmbH(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 4.250% 07/30/2027	4.478%	497,503	498,249
Electric 0.8%
Exgen Renewables IV LLC(b),(m)
Term Loan
1-month USD LIBOR + 2.750% Floor 1.000% 12/15/2027	3.750%	498,750	498,960
PG&E Corp.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 06/23/2025	3.500%	496,250	495,163
Total			994,123
Gaming 0.4%
Caesars Resort Collection LLC(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 4.500% 07/21/2025	4.609%	497,500	498,122
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.4%
Metro-Goldwyn-Mayer, Inc.(b),(m)
2nd Lien Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 07/03/2026	5.500%	500,000	497,345
Media and Entertainment 0.7%
Gray Television, Inc.(b),(m)
Tranche C Term Loan
3-month USD LIBOR + 2.500% 01/02/2026	2.615%	425,886	422,760
Meredith Corp.(b),(m)
Tranche B2 Term Loan
1-month USD LIBOR + 2.500% 01/31/2025	2.609%	467,033	461,373
Total			884,133
Oil Field Services 0.1%
Fieldwood Energy LLC(m),(o)
1st Lien Term Loan
04/11/2022	7.500%	275,952	104,862
2nd Lien Term Loan
04/11/2023		372,536	17,230
Total			122,092
Pharmaceuticals 0.3%
Grifols Worldwide Operations Ltd.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 2.000% 11/15/2027	2.081%	419,855	414,943
Property & Casualty 0.3%
Asurion LLC(b),(m)
Tranche B8 Term Loan
1-month USD LIBOR + 3.250% 12/23/2026	3.359%	446,129	443,024
Restaurants 0.3%
New Red Finance, Inc./Burger King/Tim Hortons(b),(m)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	1.859%	450,429	441,843
Technology 2.1%
Arches Buyer, Inc./Ancestry.com(b),(m)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 12/06/2027	3.750%	498,750	494,760

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ascend Learning LLC(b),(m)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.000%	35,558	35,372
Avaya, Inc.(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 4.250% 12/15/2027	4.356%	277,008	276,964
Dun & Bradstreet Corp. (The)(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 02/06/2026	3.359%	497,497	494,387
MA FinanceCo LLC(b),(m)
Tranche B4 Term Loan
1-month USD LIBOR + 4.250% Floor 1.000% 06/05/2025	5.250%	496,855	498,719
Peraton Corp.(b),(m),(n)
Delayed Draw Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 02/01/2028	4.250%	371,974	371,665
Peraton Corp.(b),(m)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 02/01/2028	4.500%	211,360	211,184
Project Alpha Intermediate Holding, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 4.000% 04/26/2024	4.110%	58,148	57,930
SCS Holdings I, Inc./Sirius Computer Solutions, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 07/01/2026	3.609%	294,769	293,678
Total			2,734,659
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.4%
SBA Senior Finance II LLC(b),(m)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	1.860%	494,911	488,705
Total Senior Loans (Cost $12,904,483)			12,306,972

U.S. Treasury Obligations 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2048	3.000%	340,000	382,022
Total U.S. Treasury Obligations (Cost $337,237)			382,022

Options Purchased Puts 2.2%
Value ($)
(Cost $582,600)	2,865,570

Money Market Funds 4.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(p),(q)	6,184,829	6,184,211
Total Money Market Funds (Cost $6,182,950)		6,184,211
Total Investments in Securities (Cost: $133,868,499)		138,387,970
Other Assets & Liabilities, Net		(9,244,706)
Net Assets		129,143,264

At March 31, 2021, securities and/or cash totaling $1,826,043 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
15,538,852 MXN	743,404 USD	Morgan Stanley	04/19/2021	—	(15,680)
1,513,077 EUR	1,807,007 USD	UBS	04/19/2021	32,107	—
Total				32,107	(15,680)

18	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2021 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	461	06/2021	USD	60,362,188	—	(1,205,784)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(23)	06/2021	USD	(2,838,164)	3,198	—
U.S. Ultra Treasury Bond	(70)	06/2021	USD	(12,685,313)	746,876	—
Total					750,074	—

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	14,000,000	14,000,000	1.00	09/30/2021	243,600	1,204,136
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	14,000,000	14,000,000	1.25	12/03/2021	217,000	975,898
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	10,000,000	10,000,000	1.25	11/18/2021	122,000	685,536
Total							582,600	2,865,570

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(6,000,000)	(6,000,000)	2.20	03/17/2022	(112,200)	(134,058)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 6.361%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	10/24/2025	MXN	17,000,000	14,376	—	—	14,376	—
Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/21/2026	MXN	8,000,000	(343)	—	—	—	(343)
Fixed rate of 5.960%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	02/02/2026	MXN	20,000,000	(1,656)	—	—	—	(1,656)
Fixed rate of 2.165%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Morgan Stanley	12/18/2030	USD	4,800,000	(197,131)	—	—	—	(197,131)
Fixed rate of 2.291%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Morgan Stanley	01/14/2031	USD	5,000,000	(138,471)	—	—	—	(138,471)
Fixed rate of 2.372%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Morgan Stanley	02/17/2031	USD	3,300,000	(58,569)	—	—	—	(58,569)
3-Month USD LIBOR	Fixed rate of 1.635%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	03/18/2031	USD	4,000,000	57,339	—	—	57,339	—
3-Month USD LIBOR	Fixed rate of 1.781%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	08/09/2049	USD	2,100,000	202,845	—	—	202,845	—
Total							(121,610)	—	—	274,560	(396,170)

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2021 (Unaudited)
Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	200,000	12,125	(117)	7,169	—	4,839	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 36	Morgan Stanley	06/20/2026	5.000	Quarterly	USD	5,727,000	(33,373)	—	—	—	(33,373)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.691	USD	500,000	(62,891)	291	—	(114,266)	51,666	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.691	USD	500,000	(62,891)	292	—	(107,057)	44,458	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.691	USD	800,000	(100,625)	467	—	(155,094)	54,936	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.691	USD	500,000	(62,891)	292	—	(113,158)	50,559	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.691	USD	500,000	(62,891)	292	—	(87,656)	25,057	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.691	USD	500,000	(62,891)	293	—	(84,407)	21,809	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.691	USD	500,000	(62,891)	292	—	(81,681)	19,082	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	4.089	USD	500,000	(30,312)	291	—	(87,410)	57,389	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	4.089	USD	300,000	(18,187)	175	—	(46,103)	28,091	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.691	USD	500,000	(62,891)	292	—	(112,833)	50,234	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.691	USD	500,000	(62,891)	292	—	(102,412)	39,813	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.691	USD	500,000	(62,891)	291	—	(84,408)	21,808	—
20	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2021 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	4.089	USD	300,000	(18,187)	174	—	(45,525)	27,512	—
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	4.081	USD	300,000	(19,922)	175	—	(46,424)	26,677	—
Total								(753,252)	3,909	—	(1,268,434)	519,091	—

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	4.288%
3-Month USD LIBOR	London Interbank Offered Rate	0.194%
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	2.620%
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2021, the total value of these securities amounted to $80,940,218, which represents 62.67% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2021.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents a security purchased on a when-issued basis.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2021.
(f)	Non-income producing investment.
(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2021, the total value of these securities amounted to $300,000, which represents 0.23% of total net assets.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2021.
(j)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(m)	The stated interest rate represents the weighted average interest rate at March 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	Represents a security purchased on a forward commitment basis.
(o)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2021, the total value of these securities amounted to $122,092, which represents 0.09% of total net assets.
(p)	The rate shown is the seven-day current annualized yield at March 31, 2021.
Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021	21

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(q)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	10,027,788	76,343,738	(80,186,546)	(769)	6,184,211	769	2,718	6,184,829
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
CNY	China Yuan Renminbi
DOP	Dominican Republic Peso
EUR	Euro
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
22	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021

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